Contract Assets and Service Fees Receivable, Net and Guarantee Receivables, Net	12 Months Ended
Dec. 31, 2020
Accounts Receivable Net [Abstract]
Contract Assets and Service Fees Receivable, Net and Guarantee Receivables, Net

4. CONTRACT ASSETS AND SERVICE FEES RECEIVABLE, NET AND GUARANTEE RECEIVABLES, NET

The following table provides information about the Group’s contract assets and service fees receivable and guarantee receivables with its customers:

	As of December 31,
	2019	2020
	(RMB in thousands)
Short-term:
Contract assets	2,799,430	2,964,670
Allowance for credit losses of contract assets	(18,582)	(22,923)
Contract assets, net	2,780,848	2,941,747
Service fees receivable	267,440	808,586
Allowance for credit losses of service fees receivable	(76,312)	(42,684)
Service fees receivable, net	191,128	765,902
Guarantee receivables	1,233,111	814,968
Allowance for credit losses of guarantee receivables	(49,833)	(58,771)
Guarantee receivables, net	1,183,278	756,197
Long-term:
Contract assets	485,720	500,959
Allowance for credit losses of contract assets	(2,845)	(18,970)
Contract assets, net	482,875	481,989
Guarantee receivables	282,449	235,648
Allowance for credit losses of guarantee receivables	(750)	(16,994)
Guarantee receivables, net	281,699	218,654

The activities in the provision for credit losses of contract assets and service fees receivable and guarantee receivables for the years ended December 31, 2019 and 2020, respectively, consisted of the following:

	For the Year Ended December 31,
	2019	2020
	(RMB in thousands)
Beginning balances	(54,058)	(148,322)
Cumulative effect due to the adoption of ASC 326 (Note 2(g))	—	(66,433)
Provisions	(153,176)	(441,805)
Charge-offs	68,072	529,380
Recoveries from prior charge-offs	(9,160)	(33,162)
Ending balances	(148,322)	(160,342)